Long-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 18, 2018
Long-Term Investments [Line Items]
Long-term debt, description		the Company agreed to issue 955 additional shares to the Selling Shareholders if the aggregate value of the ordinary shares initially issued at the closing to the Selling Shareholders was less than $3,000 in fair value as of August 18, 2018. The board of directors approved and 955 shares that were issued on January 10, 2019.
Impairment loss	$ 13,000
Colmei Technology International Ltd [Member]
Long-Term Investments [Line Items]
Ordinary fair value		$ 3,000
Business Combination [Member] | Crave Communication Co., Ltd [Member]
Long-Term Investments [Line Items]
Agreed to acquire equity percentage		13.80%
Business Combination [Member] | Colmei Technology International Ltd [Member]
Long-Term Investments [Line Items]
Agreed to acquire equity percentage		13.80%
Ordinary shares issued to selling shareholders (in Shares)		2,467
Ordinary shares to selling shareholders value		$ 10,000